Trade and Other Receivables - Schedule of Unimpaired Past Due Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 5,178,445	$ 24,472,066
Less Than Three Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	3,670,172	4,709,261
Between Three and Six Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	386,333	6,014,819
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 1,121,940	$ 13,747,986